Note 17 - Income Taxes - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Net income before taxes	$ 31,500	$ 27,770	$ 21,821
Combined basic Canadian statutory rates	26.50%	26.50%	26.50%
Income tax expense based on the above rates	$ 8,347	$ 7,359	$ 5,783
Permanent differences including amortization of intangible assets	(882)	(2,593)	800
Effect of differences between Canadian and foreign tax rates	213	169	1,007
Effect of rate changes on current year timing differences	495	1,150
Adjustments relating to previous periods	(431)	36	9
Increase (decrease) in tax reserves	492	(172)	(41)
Valuation allowance	(1,580)	(41)	(1,195)
Stock compensation	351	345	86
Deferred tax charges	400	270
Other, including foreign exchange	257	685	313
Income tax expense	$ 7,662	$ 7,208	$ 6,762